PROPERTY, PLANT AND EQUIPMENT - Schedule of property, plant and equipment and leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	€ 8,553	€ 8,402
Investments	4,075	2,363
Internal transfer	0	(173)
Divestment	(840)	(1,251)
Depreciation charges	(2,556)	(2,038)
Depreciation of disinvestment	827	1,249
Currency translation	(103)	1
Movement in property, plant and equipment	1,403	151
Property, plant and equipment at end of period	9,956	8,553	€ 8,402
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	19,461	18,521
Property, plant and equipment at end of period	22,593	19,461	18,521
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(10,908)	(10,119)
Property, plant and equipment at end of period	(12,637)	(10,908)	(10,119)
Land and land improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	27	27
Investments	0	0
Internal transfer	0	0
Divestment	0	0
Depreciation charges	0	0
Depreciation of disinvestment	0	0
Currency translation	0	0
Movement in property, plant and equipment	0	0
Property, plant and equipment at end of period	27	27	27
Land and land improvements | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	27	27
Property, plant and equipment at end of period	27	27	27
Land and land improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Property, plant and equipment at end of period	0	0	0
Operational facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,950	3,284
Investments	102	182
Internal transfer	(197)	0
Divestment	(49)	(740)
Depreciation charges	(298)	(515)
Depreciation of disinvestment	48	739
Currency translation	1	0
Movement in property, plant and equipment	(393)	(334)
Property, plant and equipment at end of period	2,557	2,950	3,284
Operational facilities | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,168	5,726
Property, plant and equipment at end of period	5,025	5,168	5,726
Operational facilities | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,218)	(2,442)
Property, plant and equipment at end of period	(2,468)	(2,218)	(2,442)
Leasehold Improvement
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	10	10
Investments	35	1
Internal transfer	407	0
Divestment	(407)	0
Depreciation charges	(207)	(1)
Depreciation of disinvestment	407	0
Currency translation	(1)	0
Movement in property, plant and equipment	234	0
Property, plant and equipment at end of period	244	10	10
Leasehold Improvement | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,982	1,981
Property, plant and equipment at end of period	2,016	1,982	1,981
Leasehold Improvement | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,972)	(1,971)
Property, plant and equipment at end of period	(1,772)	(1,972)	(1,971)
Manufacturing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,673	2,144
Investments	104	(6)
Internal transfer	0	0
Divestment	0	0
Depreciation charges	(786)	(465)	(1,300)
Depreciation of disinvestment	0	0
Currency translation	(1)	0
Movement in property, plant and equipment	(683)	(471)
Property, plant and equipment at end of period	990	1,673	2,144
Manufacturing equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,264	5,270
Property, plant and equipment at end of period	5,367	5,264	5,270
Manufacturing equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,591)	(3,126)
Property, plant and equipment at end of period	(4,377)	(3,591)	(3,126)
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,588	2,818
Investments	1,332	1,880
Internal transfer	234	(54)
Divestment	(384)	(511)
Depreciation charges	(1,265)	(1,057)
Depreciation of disinvestment	372	510
Currency translation	(77)	2
Movement in property, plant and equipment	212	770
Property, plant and equipment at end of period	3,800	3,588	2,818
Other | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,715	5,398
Property, plant and equipment at end of period	7,820	6,715	5,398
Other | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,127)	(2,580)
Property, plant and equipment at end of period	(4,020)	(3,127)	(2,580)
Asset under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	305	119
Investments	2,502	306
Internal transfer	(444)	(119)
Divestment	0	0
Depreciation charges	0	0
Depreciation of disinvestment	0	0
Currency translation	(25)	(1)
Movement in property, plant and equipment	2,033	186
Property, plant and equipment at end of period	2,338	305	119
Asset under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	305	119
Property, plant and equipment at end of period	2,338	305	119
Asset under construction | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Property, plant and equipment at end of period	€ 0	€ 0	€ 0